REVERSE MERGER (Tables)	12 Months Ended
Dec. 31, 2013
Share based transactions in conjunction with reverse merger

Additionally, in conjunction with the closing of the Reverse Merger, various other share-based transactions occurred as follows:

Teckmine shares previously outstanding	19,506,304
Teckmine shares retired	(9,506,304)
Shares issued in connection with the Reverse Merger	844,000

Total shares issued in Reverse Merger	10,844,000